Financial instruments (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments [text block]
The carrying value and fair value of financial instruments by each category as of March 31, 2022 were as follows:

Particulars	Note	Financial assets/ liabilities at amortised costs	Financial assets / liabilities at FVTPL	Financial assets / liabilities at FVTOCI	Total carrying value	Total fair value
Assets
Cash and cash equivalents	8	4,574,013	-	-	4,574,013	4,574,013
Other assets	10	589,971	-	-	589,971	589,971
Trade receivables	13	10,784,668	-	-	10,784,668	10,784,668
Other receivables	13	29,869	-	-	29,869	29,869
Other investments	15	474,340	-	1,710	476,050	476,050
Liabilities
Bank overdraft	8	371,995	-	-	371,995	371,995
Lease liabilities	7	2,207,403	-	-	2,207,403	2,207,403
Other liabilities	18	60,742	-	-	60,742	60,742
Borrowings from banks	19	9,379,680	-	-	9,379,680	9,379,680
Borrowings from others	19	5,500,511	-	-	5,500,511	5,500,511
Trade and other payables	20	10,510,409	-	-	10,510,409	10,510,409
Derivative financial liabilities	20	-	-	-

The carrying value and fair value of financial instruments by each category as of March 31, 2021 were as follows:

Particulars	Note	Financial assets/ liabilities at amortised costs	Financial assets / liabilities at FVTPL	Financial assets / liabilities at FVTOCI	Total carrying value	Total fair value
Assets
Cash and cash equivalents	8	5,502,054	-	-	5,502,054	5,502,054
Other assets	10	375,802	-	-	375,802	375,802
Trade receivables	13	8,520,118	-	-	8,520,118	8,520,118
Other receivables	13	79,830	-	-	79,830	79,830
Other investments	15	210,528	-	1,710	212,238	212,238
Liabilities
Bank overdraft	8	123,666	-	-	123,666	123,666
Lease liabilities	7	2,202,649	-	-	2,202,649	2,202,649
Other liabilities	18	216,284	-	-	216,284	216,284
Borrowings from banks	19	7,174,373	-	-	7,174,373	7,174,373
Borrowings from others	19	2,234,856	-	-	2,234,900	2,234,900
Trade and other payables	20	8,185,844	-	-	8,185,844	8,185,844
Derivative financial liabilities	20	8,079	-	-	8,079	8,079

Disclosure of financial assets [text block]
The carrying amount of financial assets as at March 31, 2022 and 2021 that the Group has provided as collateral for obtaining borrowings and other facilities from its bankers are as follows:

	As of
	March 31, 202 2	March 31, 20 21
Cash and cash equivalents	4,304,700	5,147,534
Trade receivables	10,991,295	8,373,011
	15,295,995	13,520,545

Disclosure of effect of changes in foreign exchange rates [text block]	The following table gives details in respect of the notional amount of outstanding foreign exchange contracts as at March 31, 2022 and 2021.

As of
	March 31, 20 22	March 31, 2021
Forward contracts
In U.S. Dollars (Sell)	-	-
In U.S. Dollars (Buy)	-	-

Disclosure of maturity analysis for derivative financial liabilities [text block]
The forward exchange contracts and option contracts mature between one and twelve months. The table below summarizes the notional amounts of derivative financial instruments into relevant maturity groupings based on the remaining period as at the end of the year:

As of
	March 31, 202 2	March 31, 20 21
Buy:	(US $)	(US $)
Not later than one month	-	-
Later than one month and not later than three months	-	-
Later than three months and not later than six months	-	-
Later than six months and not later than one year	-	-

Disclosure of outstanding swap contract [text block]	The swap contracts outstanding balances as on March 31, 2022 and March 31, 2021 is as follows.
Particulars	Value of the outstanding INR term loan	Value of the outstanding USD principal	Mark to Market losses/ (gain)
Tranche 1	132,300	USD 18,000	-
Tranche 2 (Undrawn)	198,450	USD 27,000	-
Total	330,750	USD 45,000	-

Particulars	Value of the outstanding INR term loan	Value of the outstanding USD principal	Mark to Market losses/ (gain)
Tranche 1	147,000	USD 20,000	-
Tranche 2 (Undrawn)	220,500	USD 30,000	-
Total	367,500	USD 50,000	-

Maturity analysis for derivative financial instruments explanatory [text block]
The maturity of these contracts extends for five years and six months. The table below summarizes the cash flows (principal) of these derivative financial instruments into relevant maturity groupings based on the remaining period as at the end of the year:

	As at		As at
	March 31, 2022		March 31, 2021
Particulars	Payable (USD)	Receivable (INR)	Payable (USD)	Receivable (INR)
Less than 1 year	10,000	73,500	5,000	36,750
One to two years	10,000	73,500	10,000	73,500
Two to three years	10,000	73,500	10,000	73,500
Three to four years	10,000	73,500	10,000	73,500
Four to five years	5,000	36,800	10,000	73,500
More than five years	-	-	5,000	36,750
Total cash flows	45,000	330,750	50,000	367,500

Disclosure of detailed information about maturity analysis of interest rate swaps [text Block]
The maturity of these contracts extends for five years and six months. The table below summarizes the cash flows (interest) of these derivative financial instruments into relevant maturity groupings based on the remaining period as at the end of the year:

	As of
	March 31, 202 2		March 31, 2021
	Receivable (US $)	Payable (US $)	Receivable (US $)	Payable (US $)
	1,126	269,994	1,210	323,043
Less than 1 year	855	205,072	1,126	269,994
One to two years	580	139,164	855	205,072
Two to three years	308	73,749	580	139,164
Three to four years	52	12,366	308	73,749
Four to five years	-	-	52	12,366
Total cash flows	2,921	700,345	4,131	1,023,388

* Amount below rounding off norm adopted by the Group

Disclosure of detailed information about fair value measurement [text Block]
The details of assets and liabilities that are measured on fair value on recurring basis are given below:

	Fair value as of March 31, 2022			Fair value as of March 31, 2021
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Derivative financial assets – gain on outstanding forward/options contracts	-	-	-	-	-	-
Liabilities
Derivative financial liabilities – loss on outstanding forward/options contracts	-	-	-	-	-	-
Derivative financial liabilities - loss on outstanding cross currency swaps	-	-	-	-	-	-
Derivative financial liabilities - loss on outstanding interest rate swaps	-	-	16,879	-	-	8,079

Disclosure of financial instruments at fair value through profit or loss [text block]
Interest income/ (expenses), gains/ (losses) recognized on financial assets and liabilities

Recognized in profit or loss

	Year ended
	March 31, 202 2	March 31, 2021	March 31, 2020
Financial assets at amortised cost
Interest income on bank deposits	45,060	56,134	32,094
Interest income from other financial assets	28,517	26,700	161,826
Impairment loss of trade receivables	(433,723)	(755,495)	(479,747)

Financial assets at fair value through profit or loss
Net change in fair value of derivative financial instruments gain/(loss)	(16,879)	8,079	380

Financial liabilities at amortised cost
Interest expenses on lease obligations	(185,092)	(178,300)	(171,824)
Interest expenses on borrowings from banks, others and overdrafts	(805,170)	(714,121)	(764,398)